Securities sold under repurchase agreements and interbank and institutional market funds (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Debt securities	R$ 45,224	R$ 46,677
Subordinated Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 25,541	20,256
B R L [Member] | One Hundred And Fourteen Percentage Of Selic [Member] | Subordinated Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Maturity	Perpetual
B R L [Member] | One Hundred And Fourteen Percentage Of Selic [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,146
Issue	2019
Return p.a.	114% of SELIC
Debt securities	R$ 1,294	2,237
B R L [Member] | Selic Plus One Point One Seven Percentage To One Point One Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 935
Issue	2019
Maturity	Perpetual
Return p.a.	SELIC + 1.17% to 1.19%
Debt securities	R$ 1,033	1,052
B R L [Member] | Cdi Plus Zero Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 50
Issue	2019
Maturity	2028
Return p.a.	CDI + 0.72%
Debt securities		71
B R L [Member] | Cdi Plus Zero Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,281
Issue	2019
Return p.a.	CDI + 0.75%
Debt securities		3,227
B R L [Member] | Cdi Plus Zero Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine Memberenty Eight [Member]
IfrsStatementLineItems [Line Items]
Maturity	2029
B R L [Member] | Cdi Plus One Point Eight Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 450
Issue	2020
Maturity	2029
Return p.a.	CDI + 1.85%
Debt securities	R$ 715	633
B R L [Member] | Ipca Plus Four Point Six Four Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 106
Issue	2020
Maturity	2030
Return p.a.	IPCA + 4.64%
Debt securities	R$ 166	151
B R L [Member] | Cdi Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,556
Issue	2020
Maturity	2030
Return p.a.	CDI + 2%
Debt securities	R$ 2,486	2,199
B R L [Member] | Cdi Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 5,488
Issue	2021
Maturity	2031
Return p.a.	CDI + 2%
Debt securities	R$ 8,443	7,469
B R L [Member] | Cdi Plus Two Point Four Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,005
Issue	2022
Maturity	Perpetual
Return p.a.	CDI + 2.4%
Debt securities	R$ 1,027	1,029
B R L [Member] | One Hundred And Two Percenatge Of Cdi [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,161
Issue	2023
Maturity	2034
Return p.a.	102% of CDI
Debt securities	R$ 1,198	1,141
B R L [Member] | One Hundred And Two Percenatge Of Cdi [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 470
Issue	2024
Maturity	2039
Return p.a.	102% of CDI
Debt securities	R$ 481
B R L [Member] | Cdi Plus Zero Point Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 108
Issue	2023
Maturity	2034
Return p.a.	CDI + 0.2%
Debt securities	R$ 112	107
B R L [Member] | Ten Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 122
Issue	2023
Maturity	2034
Return p.a.	10.63%
Debt securities	R$ 126	121
B R L [Member] | Cdi Plus One Point Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 700
Issue	2023
Maturity	Perpetual
Return p.a.	CDI + 1.9%
Debt securities	R$ 712	713
B R L [Member] | I P C A Plus Five Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 107
Issue	2023
Maturity	2034
Return p.a.	IPCA + 5.48%
Debt securities	R$ 114	106
B R L [Member] | One Hundred Percenatge Of Cdi [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 530
Issue	2024
Maturity	2034
Return p.a.	100% of CDI
Debt securities	R$ 541
B R L [Member] | Cdi Plus Zero Point Six Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 3,100
Issue	2024
Maturity	2034
Return p.a.	CDI + 0.65%
Debt securities	R$ 3,226
B R L [Member] | Cdi Plus Zero Point Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,000
Issue	2024
Maturity	Perpetual
Return p.a.	CDI + 0.9%
Debt securities	R$ 1,033
B R L [Member] | Cdi Plus One Point One Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,830
Issue	2024
Maturity	Perpetual
Return p.a.	CDI + 1.1%
Debt securities	R$ 2,834
United States of America, Dollars | Subordinated Euronotes [Member]
IfrsStatementLineItems [Line Items]
Debt securities	12,230	19,262
United States of America, Dollars | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 27
United States of America, Dollars | Seven Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	7.72%
United States of America, Dollars | Seven Point Seven Two Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,250
Debt securities		6,042
United States of America, Dollars | Seven Point Eight Six Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	7.86%
United States of America, Dollars | Seven Point Eight Six Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 750
Debt securities	R$ 4,746	3,709
United States of America, Dollars | Four Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.50%
United States of America, Dollars | Four Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 750
Debt securities		3,640
United States of America, Dollars | Four Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.63%
United States of America, Dollars | Four Point Six Three Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 700
Debt securities	R$ 4,404	3,441
United States of America, Dollars | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.88%
United States of America, Dollars | Three Point Eight Eight Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 501
Debt securities	R$ 3,080	2,430
United States of America, Dollars | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.50% to 4.92%
United States of America, Dollars | Four Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.75%
United States of America, Dollars | Four Point Three Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.35%
United States of America, Dollars | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.90% to 3.96%
United States of America, Dollars | Four Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.48%
United States of America, Dollars | Three Point Nine Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.93%
United States of America, Dollars | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.15% to 4.29%
United States of America, Dollars | Four Point Four Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.45%
United States of America, Dollars | Three Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.80%
United States of America, Dollars | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	IPC + 2%
United States of America, Dollars | Lib [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	LIB
United States of America, Dollars | Eight Point Nine Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2023
Maturity	2024
Return p.a.	8.90%
United States of America, Dollars | Eight Point Nine Zero Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 172
United States of America, Dollars | Eight Point Nine Zero Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 22
United States of America, Dollars | Seven Point One Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2024
Maturity	2024
Return p.a.	7.18%
United States of America, Dollars | Seven Point One Eight Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 878
United States of America, Dollars | Seven Point One Eight Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 5
U S D [Member] | Seven Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2017
Maturity	Perpetual
U S D [Member] | Seven Point Eight Six Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2018
Maturity	Perpetual
U S D [Member] | Four Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Issue	2019
Maturity	2029
U S D [Member] | Four Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2020
Maturity	Perpetual
U S D [Member] | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2021
U S D [Member] | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Maturity	2031
Chile, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 7,218	6,138
Chile, Pesos | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount	180,351
Debt securities	1,578	1,366
Chile, Pesos | Four Point Seven Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount	97,962
Debt securities	1,248	1,060
Chile, Pesos | Four Point Three Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	124	105
Chile, Pesos | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	286	242
Chile, Pesos | Four Point Four Eight Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	1,363	1,152
Chile, Pesos | Three Point Nine Three Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	993	839
Chile, Pesos | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	765	647
Chile, Pesos | Four Point Four Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	373	315
Chile, Pesos | Three Point Eight Zero Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	57,168
Debt securities	R$ 488	412
C L P [Member] | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Issue	2008
Maturity	2033
C L P [Member] | Four Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Issue	2009
Maturity	2035
C L P [Member] | Four Point Three Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2032
C L P [Member] | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2035
C L P [Member] | Four Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2036
C L P [Member] | Three Point Nine Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2038
C L P [Member] | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2040
C L P [Member] | Four Point Four Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2042
C L P [Member] | Three Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2014
Maturity	2034
Colombia, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 208	1,021
Colombia, Pesos | Ipc Plus Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	146,000
Debt securities	208	186
Colombia, Pesos | Lib [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	780,392
Debt securities		R$ 835
C O P [Member] | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Issue	2013
Maturity	2028
C O P [Member] | Lib [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2014
Maturity	2024